Leases (Details) $ in Thousands			12 Months Ended
	Feb. 01, 2023	Jan. 05, 2023 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Mar. 22, 2023 USD ($)	Feb. 25, 2021 USD ($)
Leases [Line Items]
New lease agreement period		21 months
Extend the lease period for additional terms	12 months		24 months
Agreement compensation (in New Shekels) | ₪		₪ 8,300
Weighted average borrowing rate		10.00%
Remaining useful period			3 years
Weighted average remaining lease term				4 years
Corporate office square meters							479
Monthly rent fee							$ 10
Initial lease period							36 months
Rent fee discount			$ 67
Weighted average borrowing rate				3.10%
Cash			7		$ 59	$ 2,989
Office furniture and equipment			62
Other expenses			46
Cash outflow for leases			$ 118	$ 150
Jeffs’ Brands {Member]
Leases [Line Items]
Weighted average borrowing rate				10.00%
Weighted average remaining lease term				3 years
Gix Media [Member]
Leases [Line Items]
Extend the lease period for additional terms				24 months